Commitments and Contingencies (Details) - Schedule of future aggregate minimum lease payments	12 Months Ended
Sep. 30, 2022 USD ($)
Schedule Of Future Aggregate Minimum Lease Payments Abstract
2023	$ 484,739
2024	469,120
2025 and thereafter	230,461
Total future minimum lease payments	1,184,320
Less: imputed interest	(161,262)
Total operating lease liability	1,023,058
Less: operating lease liability - current	461,161
Total operating lease liability – non current	$ 561,897